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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2008

Madison Mosaic Income Trust

Government Fund

Core Bond Fund

Madison Mosaic Funds
www.mosaicfunds.com

Contents

Portfolio Manager Review
Market Review	1
Outlook	1
Fund Overview	2
Portfolio of Investments
Government Fund	4
Core Bond Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11

Madison Mosaic Income Trust - June 30, 2008

Portfolio Manager Review

Market Review

The first six months of 2008 rewarded the risk-adverse fixed-income investor, as a variety of forces sent stocks and higher-risk bonds spiraling downward. In the world of bonds, positive returns were generally restricted to areas investors consider havens from risk, most notably shorter-term government securities.

Three key areas created problems for investors: high commodity prices, with gasoline leading the way; the continuing distress in the housing market; and the related progress of the already well-established credit crisis. Bond investors who had stretched for yield by purchasing risky securities found these securities’ downside as many of them, particularly those associated with lower-quality mortgages, had deep losses. The credit crisis which emerged in late 2007 worsened as the year began, and in response the Federal Reserve made a surprise rate cut on January 22, lowering its federal funds rate from 4.25% to 3.5%. This rate cut was followed by others at the end of January, in mid-March, and at the end of April, bringing the Fed Funds rate to 2.00%, a drop of 3.25% in a period of four months. The Fed also continued their campaign to increase liquidity through its Term Auction Facility by injecting a total of some $1.2 trillion into the financial markets through June.

Despite these cuts and liquidity efforts, the stock market sunk in March as one of the nation’s largest investment banks, Bear Stearns, stumbled into what looked like dissolution until the Federal Reserve and J.P. Morgan worked out a rescue. This gave hope to many that the credit crisis might have bottomed, but the subsequent rally rolled over in June in the face of surging oil prices, concerns over inflation and a recognition that credit problems would continue to emerge. Higher energy and ramping inflation at a time when the economy was slowing brought the term “stagflation” back into circulation. Stagflation is generally a poor environment for longer-term bond and stock investors.

Outlook

This was a period in which we witnessed extensive disruptions in the financial markets and a decided slowdown in the economy. As inflation heated up and energy and food costs remained high, the consumer was under a lot of pressure. By the end of the period we were beginning to see the labor markets soften. We continue to see this as an extended period of below average economic growth, but are not yet convinced that it will roll into the kind of negative growth that defines an official recession. Federal Reserve moves take some time to work their way through the economy and we have not yet seen all of the positive effects of the Fed’s dramatic easings that took place during this reporting period. In terms of future Fed moves, we currently believe the next move will be a response to inflation concerns, which means a rate increase, but the Fed has historically never tightened rates while employment was weakening. As a result, we see the Fed holding steady, with the next move not likely until some time in 2009 when there may be evidence that the employment trends have leveled.

Madison Mosaic Income Trust 1

Portfolio Manager Review (continued)

Fund Overview

MADISON MOSAIC GOVERNMENT FUND

Madison Mosaic Government Fund returned 1.86% for the semi-annual period ended June 30, 2008. This return was superior to the fund’s peers, as the Lipper Intermediate Government Fund Index rose only 1.58%. This return difference largely reflects management’s defensive positioning of the portfolio in terms of duration and the performance advantage that our period-opening overweighting in Treasuries showed over other types of government securities, such as mortgage-backed bonds, where we had a lighter weighting. The fund’s 30-day SEC yield at period end was 2.90%, with an effective duration of 3.00 years.

Mosaic Government began the period with 40.5% in Treasuries and 45.7% in government agency notes, with the remainder in mortgage-backed securities and short-term notes. Over the course of the six months, management trimmed the Treasury position to 29.4% and increased the agency position to 51.4%. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN HOLDINGS AS OF JUNE 30, 2008
FOR MADISON MOSAIC GOVERNMENT FUND

% of net assets
Freddie Mac, 5.5%, 9/15/11	10.12%
US Treasury Note, 4%, 11/15/12	8.27%
Freddie Mac, 5.125%, 10/15/08	8.06%
US Treasury Note, 5.125%, 6/30/11	5.61%
Freddie Mac, 5%, 10/18/10	5.14%
Freddie Mac, 4.5%, 7/15/13	4.88%
US Treasury Note, 4%, 6/15/09	4.87%
Fannie Mae, 3.15%, 4/1/11	4.75%
Fannie Mae, 3.625%, 2/12/13	4.71%
Fannie Mae, 6.625%, 11/15/10	3.61%

2 Semi-annual Report • June 30, 2008

Portfolio Manager Review (concluded)

MOSAIC CORE BOND FUND

Mosaic Core Bond Fund (formerly known as Intermediate Income Fund) rose 1.42% for the six months ended June 30, 2008. Over the same period, the Lipper Intermediate Investment Grade Index fell -0.98%. At period end, the fund’s duration was 4.19 years, while its 30-day SEC yield was 4.15%.

The fund began the period with 27.0% invested in corporate bonds. Over the course of the six months this was increased to 29.3% while we reduced our Treasury exposure. This move reflects our belief that Treasury bonds became fully priced towards the middle of this past period, and high-quality corporate bonds were oversold. Core Bond ended the period with 43.0% in mortgage-backed securities. While low-quality, subprime mortgage backed loans have proved to be highly suspect investments, our portfolio has avoided these kinds of notes entirely and is focused on high-quality government agency-issued mortgage-backed bonds. We believe that the credit crisis drove down mortgage-backed valuations across the board, creating opportunities to add carefully selected mortgage-backs at very attractive valuations.

Looking forward, we continue to believe the Federal Reserve will likely remain on hold for the near term, although we acknowledge that a major economic surprise on either the up or down side could change that posture. As a result, we are carefully monitoring the indicators and are prepared to reposition the portfolio should conditions warrant.

TOP TEN HOLDINGS AS OF JUNE 30, 2008
FOR MADISON MOSAIC CORE BOND FUND

% of net assets
US Treasury Note, 3.125%, 10/15/08	9.60%
Freddie Mac, 5.5%, 9/15/11	5.57%
FNMA MBS #745275, 5%, 2/1/36	5.34%
FHLMC MBS #A51727, 6%, 8/1/36	5.01%
FNMA MBS #905805, 6%, 1/1/37	4.81%
FHLMC MBS #G11911, 5%, 2/1/21	3.97%
US Treasury Note, 5.375%, 2/15/31	3.75%
Freddie Mac, 5%, 10/18/10	3.50%
FHLMC MBS #C02660, 6.5%, 11/1/36	3.35%
FNMA MBS #837199, 5.5%, 3/1/21	2.96%

Madison Mosaic Income Trust 3

Madison Mosaic Income Trust  June 30, 2008

Government Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		US GOVERNMENT & AGENCY OBLIGATIONS: 93.6% of net assets
		US GOVERNMENT AGENCY NOTES: 51.4%
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	$105,000	$112,828
Aaa	AAA	Fannie Mae, 3.15%, 4/1/11	150,000	148,631
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	106,555
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	107,587
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12	100,000	103,481
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13	150,000	147,164
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	251,917
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	160,571
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	316,278
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	150,000	152,486
		US TREASURY NOTES: 29.4%
Aaa	AAA	US Treasury Note, 3.125%, 10/15/08	60,000	60,253
Aaa	AAA	US Treasury Note, 4%, 6/15/09	150,000	152,332
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	165,000	175,416
Aaa	AAA	US Treasury Note, 4%, 11/15/12	250,000	258,477
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	60,000	62,705
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	75,000	78,920
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	90,000	93,769
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17	35,000	35,763
		MORTGAGE BACKED SECURITIES: 12.8%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	51,662	52,557
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	89,197	89,099
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	21,269	22,083
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	20,066	20,834
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	39,003	39,618
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	93,989	92,778
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	3,986	4,075
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	41,448	42,012
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	22,858	23,761
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7%, 9/20/27	11,541	12,293
		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,884,419)		$2,924,243

		REPURCHASE AGREEMENT: 5.7% of net assets
		With Morgan Stanley and Company issued 6/30/08 at 1.5%, due 7/1/08, collateralized by $183,535 in United States Treasury Notes due 2/15/21. Proceeds at maturity are $179,007 (Cost $179,000).		$179,000

		TOTAL INVESTMENTS: 99.3% of net assets (Cost $3,063,419)		$3,103,243

		CASH AND RECEIVABLES LESS LIABILITIES: 0.7% of net assets		23,092

		NET ASSETS: 100%		$3,126,335

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust June 30, 2008

Core Bond Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 29.3% of net assets

		BANKS: 2.2%
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	$100,000	$98,794

		CONSUMER DISCRETIONARY: 4.6%
A2	A	Costco Wholesale Corp., 5.5%, 3/15/17	100,000	101,685
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	102,649

		CONSUMER STAPLES: 2.3%
A1	A+	Sysco Corp., 5.25%, 2/12/18	100,000	100,435

		FINANCIALS: 6.5%
Aa3	AA-	Goldman Sachs, 5.75%, 10/1/16	100,000	97,148
Aa3	AA-	HSBC Finance Corp., 5.5%, 1/19/16	100,000	96,209
A1	A+	International Lease Finance, 4.875%, 9/1/10	100,000	96,555

		HEALTH CARE: 2.1%
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	100,000	94,606

		INDUSTRIAL: 1.7%
Baa3	BBB-	Lubrizol Corp., 4.625%, 10/1/09	75,000	74,670

		INSURANCE: 1.7%
Baa2	BBB	Markel Corp., 6.8%, 2/15/13	75,000	77,196

		TECHNOLOGY: 2.3%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	101,047

		TELECOMMUNICATIONS: 3.6%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	82,638
Baa1	A	Verizon New England, 6.5%, 9/15/11	75,000	77,141

		UTILITIES: 2.3%
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12	75,000	76,221
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	26,278

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,305,191)		$1,303,272

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 5

Core Bond Fund • Portfolio of Investments • June 30, 2008 (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		MORTGAGE BACKED SECURITIES: 43.0% of net assets
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	69,827	69,750
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21	116,344	119,685
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	130,522	131,642
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	28,359	29,445
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	246,719	237,356
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36	119,626	118,296
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	121,170	122,436
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	128,265	129,606
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	216,576	213,899
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	93,989	92,777
Aaa	AAA	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38	96,217	97,202
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	177,711	176,436
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	220,279	222,856
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	144,479	149,149

		TOTAL MORTGAGE BACKED SECURITIES (Cost $1,908,278)		$1,910,535

		US GOVERNMENT & AGENCY OBLIGATIONS: 24.7% of net assets
Aaa	AAA	Freddie Mac, 5%, 10/18/10	$150,000	$155,391
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	247,751
Aaa	AAA	US Treasury Note, 3.125%, 10/15/08	425,000	426,793
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17	100,000	102,180
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	150,000	166,711

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,072,152)		$1,098,826

		REPURCHASE AGREEMENT: 4.3% of net assets
		With Morgan Stanley and Company issued 6/30/08 at 1.5%, due 7/1/08, collateralized by $195,839 in United States Treasury Notes due 2/15/21. Proceeds at maturity are $191,008 (Cost $191,000).		$191,000

		TOTAL INVESTMENTS: 101.3% of net assets (Cost $4,476,621)		$4,503,633

		LIABILITIES LESS CASH AND RECEIVABLES: (1.3%) of net assets		(57,671)

		NET ASSETS: 100%		$4,445,962

Notes to the Portfolio of Investments:

* – Unaudited; Moody’s – Moody’s Investor Services, Inc.; S&P – Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

6 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust June 30, 2008

Statements of Assets and Liabilities (unaudited)

	Government Fund	Core Bond Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$2,924,243	$4,312,633
Repurchase agreements	179,000	191,000
Total investments*	3,103,243	4,503,633
Cash	164	539
Receivables
Interest	26,344	44,279
Capital shares sold	--	710
Total assets	3,129,751	4,549,161

LIABILITIES
Payables
Investment securities purchased	--	96,832
Dividends	695	1,562
Capital shares redeemed	225	1,434
Independent trustee fees	250	250
Auditor fees	1,750	2,250
Other	496	871
Total liabilities	3,416	103,199

NET ASSETS	$3,126,335	$4,445,962

Net assets consists of:
Paid in capital	$3,118,525	$4,777,499
Accumulated net realized losses	(32,014)	(358,549)
Net unrealized appreciation on investments	39,824	27,012
Net Assets	$3,126,335	$4,445,962

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized. (Note 7)	302,617	679,385

NET ASSETS VALUE PER SHARE	$10.33	$6.54
*INVESTMENT SECURITIES, AT COST	$3,063,419	$4,476,621

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

Madison Mosaic Income Trust

Statements of Operations (unaudited)

For the six-months ended June 30, 2008

	Government Fund	Core Bond Fund
INVESTMENT INCOME (Note 1)
Interest income	$70,333	$113,622

EXPENSES (Notes 3 and 5)
Investment advisory fees	8,814	11,733
Other expenses:
Service agreement fees	4,438	6,233
Independent trustee fees	500	500
Auditor fees	1,750	2,250
Total other expenses	6,688	8,983
Total expenses	15,502	20,716

NET INVESTMENT INCOME	54,831	92,906

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	22,972	30,274
Change in net unrealized depreciation of investments	(23,387)	(54,765)

NET LOSS ON INVESTMENTS	(415)	(24,491)

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,416	$68,415

The Notes to Financial Statements are an integral part of these statements.

8 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Government Fund		Core Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
	2008	2007	2008	2007
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$54,831	$98,925	$92,906	$183,286
Net realized gain on investments	22,972	25	30,274	18,781
Net unrealized appreciation (depreciation) on investments	(23,387)	103,158	(54,765)	78,093
Total increase in net assets resulting from operations	54,416	202,108	68,415	280,160

DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(54,831)	(98,925)	(92,906)	(183,286)

CAPITAL SHARE TRANSACTIONS (Note 7)	140,466	(172,261)	(52,374)	(183,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	140,051	(69,078)	(76,865)	(86,698)

NET ASSETS
Beginning of period	$2,986,284	$3,055,362	$4,522,827	$4,609,525
End of period	$3,126,335	$2,986,284	$4,445,962	$4,522,827

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust

Financial Highlights

Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.30	$9.94	$9.95	$10.16	$10.36
Investment operations:
Net investment income	0.16	0.33	0.31	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.03	0.36	(0.01)	(0.21)	(0.20)
Total from investment operations	0.19	0.69	0.30	0.07	0.09
Less distributions from net investment income	(0.16)	(0.33)	(0.31)	(0.28)	(0.29)
Net asset value, end of period	$10.33	$10.30	$9.94	$9.95	$10.16
Total return (%)	1.86	7.10	3.07	0.69	0.89
Ratios and supplemental data
Net assets, end of period (in thousands)	$3,126	$2,986	$3,055	$3,248	$5,132
Ratio of expenses to average net assets (%)	0.89-1	1.15	1.19	1.19	1.15
Ratio of net investment income to average net assets (%)	3.14-1	3.30	3.11	2.75	2.83
Portfolio turnover (%)	29	18	41	43	55

CORE BOND FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$6.58	$6.44	$6.46	$6.64	$6.71
Investment operations:
Net investment income	0.13	0.26	0.24	0.23	0.22
Net realized and unrealized gain (loss) on investments	(0.04)	0.14	(0.02)	(0.18)	(0.07)
Total from investment operations	0.09	0.40	0.22	0.05	0.15
Less distributions from net investment income	(0.13)	(0.26)	(0.24)	(0.23)	(0.22)
Net asset value, end of period	$6.54	$6.58	$6.44	$6.46	$6.64
Total return (%)	1.42	6.41	3.48	0.77	2.30
Ratios and supplemental data
Net assets, end of period (in thousands)	$4,446	$4,523	$4,610	$5,602	$6,041
Ratio of expenses to average net assets (%)	0.90-1	1.12	1.10	1.08	1.07
Ratio of net investment income to average net assets (%)	4.04-1	4.05	3.70	3.49	3.32
Portfolio turnover (%)	22	41	60	60	46

1 - Annualized.

The Notes to Financial Statements are an integral part of these statements.

10 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust June 30, 2008

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds (the “Funds”) each of whose objective is to receive and distribute bond income. The Government Fund invests in securities of the U.S. Government and its agencies. The Core Bond Fund invests in investment grade corporate, government and government agency fixed income securities. The Core Bond Fund may also invest a portion of its assets in securities rated as low as “B” by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. Two additional Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Valuation Measurements: Various inputs are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2008 (unaudited):

	Investments in Securities
Valuation Inputs	Government Fund	Core Bond Fund
Level 1: Quoted prices	$--	$--
Level 2: Other significant observable inputs	$3,103,243	$4,503,633
Level 3: Significant unobservable inputs	--	--
Total	$3,103,243	$4,503,633

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

Madison Mosaic Income Trust 11

Notes to Financial Statements (continued)

The tax character of distributions paid during 2007 and 2006 were as follows:

	2007	2006
Government Fund:
Distributions paid from ordinary income	$98,925	$98,636
Core Bond Fund:
Distributions paid from ordinary income	$183,286	$191,388

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows (unaudited):

Government Fund:
Accumulated net realized losses	$(32,014)
Net unrealized appreciation on investments	39,824
$7,810
Core Bond Fund:
Accumulated net realized losses	$(358,549)
Net unrealized appreciation on investments	27,012
$(331,537)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the six-months ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

As of December 31, 2007, the Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Core Bond Fund
December 31, 2008	5,458	89,747
December 31, 2009	--	12,901
December 31, 2010	--	243,364
December 31, 2013	33,544	20,428
December 31, 2014	15,880	22,383
December 31, 2015	104	--

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2008, the Government Fund had a 1.8% interest and the Core Bond Fund had a 1.9% interest in the consolidated

12 Semi-annual Report • June 30, 2008

Notes to Financial Statements (continued)

repurchase agreement of $10,063,000 collateralized by $10,317,966 in United States Treasury Notes. Proceeds at maturity were $10,063,419.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (collectively “the Advisor”), earned an advisory fee equal to 0.625% per annum of the average net assets of the Funds through April 30, 2008. Effective May 1, 2008, this fee was reduced to 0.40% for the Funds. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2008 were as follows (unaudited):

	Purchases	Sales
Government Fund:
U.S. Gov’t securities	$961,383	$945,601
Other	--	--
Core Bond Fund:
U.S. Gov’t securities	$825,039	$977,307
Other	101,178	--

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage was 0.365% for both the Government Fund and the Core Bond Fund, respectively through April 30, 2008. Effective May 1, 2008, this fee was reduced to 0.28% for the Government Fund and 0.30% for the Core Bond Fund, respectively. The direct expenses paid by the Funds and referenced below come out of this fee.

The Funds pay the expenses of the Funds’ Independent Trustees and auditors directly. For the six-months ended June 30, 2008, these fees amounted to $500 and $1,750, respectively for the Government Fund and $500 and $2,250, respectively for the Core Bond Fund.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2008 (unaudited):

	Government Fund	Core Bond Fund
Aggregate Cost	$3,063,419	$4,476,621
Gross unrealized appreciation	51,752	55,900
Gross unrealized depreciation	(11,928)	(28,888)
Net unrealized appreciation	$39,824	$27,012

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
Government Fund	2008	2007
In Dollars
Shares purchased	$973,634	$119,646
Shares issued in reinvestment of dividends	49,188	87,325
Total shares issued	1,022,822	206,971
Shares redeemed	(882,356)	(379,232)
Net increase (decrease)	$140,466	$(172,261)

In Shares
Shares purchased	92,933	11,925
Shares issued in reinvestment of dividends	4,712	8,700
Total shares issued	97,645	20,625
Shares redeemed	(84,971)	(37,920)
Net increase (decrease)	12,674	(17,295)

Madison Mosaic Income Trust 13

Notes to Financial Statements (continued)

Core Bond Fund	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
	2008	2007
In Dollars
Shares purchased	$261,455	$201,762
Shares issued in reinvestment of dividends	83,064	163,019
Total shares issued	344,519	364,781
Shares redeemed	(396,893)	(548,353)
Net decrease	$(52,374)	$(183,572)

In Shares
Shares purchased	39,449	31,266
Shares issued in reinvestment of dividends	12,551	25,251
Total shares issued	52,000	56,517
Shares redeemed	(60,243)	(85,058)
Net decrease	(8,243)	(28,541)

8. Line of Credit. The Government Fund has a $1 million and the Core Bond Fund has a $1.25 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2008, neither Fund borrowed on their respective lines of credit.

Fund Expenses (unaudited)

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See footnotes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2008 and held for the six-months ended June 30, 2008.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund	$1,000.00	$1,018.55	0.89%	$4.49
Core Bond Fund	$1,000.00	$1,014.23	0.90%	$4.54

1For the six-months ended June 30, 2008.
2Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

14 Semi-annual Report • June 30, 2008

Notes to Financial Statements (concluded)

Hypothetical Example for Comparison Purposes

The table on the next page titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is neither Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund	$1,000.00	$1,025.12	0.89%	$4.46
Core Bond Fund	$1,000.00	$1,025.12	0.90%	$4.53

1For the six-months ended June 30, 2008
2Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the period ended June 30, 2008 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Income Trust 15

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16 Semi-annual Report • June 30, 2008

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Foresight Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2008

Madison Mosaic

   Income Trust

   Institutional Bond Fund
   Corporate Income Shares (COINS) Fund

(logo) Madison Mosaic Funds (TM)

www.mosaicfunds.com

Contents

Portfolio Manager Review
Market Review	1
Outlook	1
Fund Overview	2
Portfolio of Investments
Institutional Bond Fund	4
Corporate Income Shares (COINS) Fund	6
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13

Madison Mosaic Income Trust - June 30, 2008

Portfolio Manager Review

Market Review

The first six months of 2008 rewarded the risk-adverse fixed-income investor, as a variety of forces sent stocks and higher-risk bonds spiraling downward. In the world of bonds, positive returns were generally restricted to areas investors consider havens from risk, most notably shorter-term government securities.

Three key areas created problems for investors: high commodity prices, with gasoline leading the way; the continuing distress in the housing market; and the related progress of the already well-established credit crisis. Bond investors who had stretched for yield by purchasing risky securities found these securities’ downside as many of them, particularly those associated with lower-quality mortgages, had deep losses. The credit crisis which emerged in late 2007 worsened as the year began, and in response the Federal Reserve made a surprise rate cut on January 22, lowering its federal funds rate from 4.25% to 3.5%. This rate cut was followed by others at the end of January, in mid-March, and at the end of April, bringing the Fed Funds rate to 2.00%, a drop of 3.25% in a period of four months. The Fed also continued their campaign to increase liquidity through its Term Auction Facility by injecting a total of some $1.2 trillion into the financial markets through June.

Despite these cuts and liquidity efforts, the stock market sunk in March as one of the nation’s largest investment banks, Bear Stearns, stumbled into what looked like dissolution until the Federal Reserve and J.P. Morgan worked out a rescue. This gave hope to many that the credit crisis might have bottomed, but the subsequent rally rolled over in June in the face of surging oil prices, concerns over inflation and a recognition that credit problems would continue to emerge. Higher energy and ramping inflation at a time when the economy was slowing brought the term “stagflation” back into circulation. Stagflation is generally a poor environment for longer-term bond and stock investors.

Outlook

This was a period in which we witnessed extensive disruptions in the financial markets and a decided slowdown in the economy. As inflation heated up and energy and food costs remained high, the consumer was under a lot of pressure. By the end of the period we were beginning to see the labor markets soften. We continue to see this as an extended period of below average economic growth, but are not yet convinced that it will roll into the kind of negative growth that defines an official recession. Federal Reserve moves take some time to work their way through the economy and we have not yet seen all of the positive effects of the Fed’s dramatic easings that took place during this reporting period. In terms of future Fed moves, we currently believe the next move will be a response to inflation concerns, which means a rate increase, but the Fed has historically never tightened rates while employment was weakening. As a result, we see the Fed holding steady, with the next move not likely until some time in 2009 when there may be evidence that the employment trends have leveled.

Madison Mosaic Income Trust 1

Portfolio Manager Review (continued)

Fund Overview

INSTITUTIONAL BOND FUND

Madison Mosaic Institutional Bond Fund returned 1.77% for the semi-annual period ended June 30, 2008. This return was superior to the fund’s peers, as the Lipper Intermediate Investment Grade Fund Index lost -0.98%. The Fund’s benchmark, the Lehman Intermediate Government/Credit Index returned 1.43% over the six months. This return difference largely reflects management’s defensive positioning of the portfolio in terms of duration and the performance advantage that our period-opening overweighting in Treasuries showed over other types of government securities, such as mortgage-backed bonds, where we had a lighter weighting. The fund’s 30-day SEC yield at period end was 3.06%, with an effective duration of 3.19 years.

At period end Institutional Bond held 42.4% in government bonds and 48.3% in corporate bonds. The largest shift was in the portfolio’s allocation to Treasuries, which was 32.8% at the beginning of the period, but reduced to 27.7% at period end, as we reduced our exposure to what we felt were overbought Treasuries. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Freddie Mac and Fannie Mae.

TOP TEN HOLDINGS AS OF JUNE 30, 2008
FOR MADISON MOSAIC INSTITUTIONAL BOND FUND

% of net assets
US Treasury Note, 3.625%, 1/15/10	7.77%
Freddie Mac, 4.5%, 7/15/13	6.46%
US Treasury Note, 4.5%, 2/28/11	6.18%
Fannie Mae, 4.625%, 10/15/14	5.18%
US Treasury Note, 4%, 11/15/12	4.82%
US Treasury Note, 4.875%, 2/15/12	4.49%
Fannie Mae, 4.625%, 12/15/09	3.04%
Conoco Funding Co., 6.35%, 10/15/11	2.69%
Household Finance Co., 6.375%, 10/15/11	2.60%
Pepsico Inc., 4.65%, 2/15/13	2.58%

2 Semi-annual Report • June 30, 2008

Portfolio Manager Review (concluded)

CORPORATE INCOME SHARES (COINS) FUND

COINS is a corporate bond portfolio designed for exclusive use within separately managed accounts. COINS had a return of 1.53% for the six-month period ended June 30, 2008. This compares to the 0.27% return of the Lehman Intermediate Credit Bond Index, the Fund’s benchmark over this same six months. This outperformance was largely a matter of quality, as COINS held significantly less exposure to lower-rated triple-B bonds than its benchmark. The managers of COINS also kept exposure to longer-term financial bonds at a minimum, while overweighting industrials, an active management decision that added value through this period.

At the end of the period, the portfolio held a diversified portfolio of 47 corporate bonds with a composite quality rating of A1. The portfolio had an effective duration of 4.02, up slightly from the period start’s 3.85 years, with a yield-to-maturity of 4.83 years. Ninety-two percent of the portfolio was rated A or higher by Standard and Poor’s, with approximately 8% rated triple-B.

TOP TEN HOLDINGS AS OF JUNE 30, 2008
FOR COINS FUND

% of net assets
Lowes Companies, 8.25%, 6/1/10	2.68%
Bank One Corp., 7.875%, 8/1/10	2.65%
Conoco Funding Co., 6.35%, 10/15/11	2.65%
Walt Disney Co., 5.7%, 7/15/11	2.62%
Allstate Corp., 7.2%, 12/1/09	2.61%
Costco Wholesale Corp., 5.3%, 3/15/12	2.59%
Proctor & Gamble Co, 4.95%, 8/15/14	2.59%
Wal-Mart Stores Inc., 4.75%, 8/15/10	2.57%
Hewlett-Packard Co., 5.25%, 3/1/12	2.57%
Goldman Sachs, 6.65%, 5/15/09	2.55%

Madison Mosaic Income Trust 3

Madison Mosaic Income Trust  June 30, 2008

Institutional Bond Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 48.3% of net assets

		BANKS: 2.5%
Aa2	AA	Bank of America, 4.875%, 9/15/12	$30,000	$29,490

		COMPUTERS & PERIPHERALS: 3.0%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	15,000	15,380
A1	A+	IBM Corp, 4.75%, 11/29/12	20,000	20,297

		CONSUMER DISCRETIONARY: 3.9%
A2	A+	Target Corp., 5.875%, 3/1/12	25,000	26,076
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	20,000	20,114

		CONSUMER STAPLES: 4.3%
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	30,000	30,477
A1	A+	Sysco Corp., 5.25%, 2/12/18	20,000	20,087

		ENERGY: 4.4%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	30,000	31,750
Aa1	AA	Texaco Capital Inc., 5.5%, 1/15/09	20,000	20,156

		FINANCIALS: 19.5%
A1	A+	American Express, 4.75%, 6/17/09	25,000	24,912
Baa1	A-	CIT Group Inc., 4.125%, 11/3/09	20,000	17,625
Aa3	AA-	Citigroup Inc., 4.25%, 7/29/09	20,000	19,890
Aaa	AAA	General Electric Capital Corp., 4.25%, 6/15/12	30,000	29,274
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	20,000	20,398
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	30,000	30,705
A1	A+	International Lease Finance, 4.875%, 9/1/10	30,000	28,967
Aa3	A+	JP Morgan Chase, 5.25%, 5/1/15	30,000	29,130
A1	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	30,000	29,927

		HEALTH CARE: 1.7%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	20,000	20,210

		INDUSTRIAL: 1.7%
Aa2	AA-	United Parcel, 5.5%, 1/15/18	20,000	20,289

		TECHNOLOGY: 4.8%
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	25,000	25,756
A2	A	Oracle Corp., 4.95%, 4/15/13	30,000	30,322

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report • June 30, 2008

Institutional Bond Fund • Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		UTILITIES: 2.5%
A1	A+	National Rural Utilities, 4.75%, 3/1/14	30,000	29,053

		TOTAL CORPORATE DEBT SECURITIES (Cost $576,330)		$570,285

		US GOVERNMENT & AGENCY OBLIGATIONS: 42.4% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	35,000	35,834
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	60,000	61,088
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	75,000	76,243
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	90,000	91,730
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	70,000	72,997
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	50,000	53,031
Aaa	AAA	US Treasury Note, 4%, 11/15/12	55,000	56,865
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	25,000	26,127
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	25,000	26,308

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $486,707)		$500,223

		TOTAL DEBT INSTRUMENTS (Cost $1,063,037)		$1,070,508

		REPURCHASE AGREEMENT: 8.2% of net assets
		With Morgan Stanley and Company issued 6/30/08 at 1.5%, due 7/1/08, collateralized by $99,458 in United States Treasury Notes due 2/15/21. Proceeds at maturity are $97,004 (Cost $97,000).		97,000

		TOTAL INVESTMENTS: 98.9% of net assets (Cost $1,160,037)		$1,167,508

		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets		12,924

		NET ASSETS: 100%		$1,180,432

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 5

Madison Mosaic Income Trust  June 30, 2008

COINS Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P

		CORPORATE DEBT SECURITIES: 97.0% of net assets

		BANKS: 8.8%
Aa2	AA	Bank of America, 4.875%, 9/15/12	$20,000	$19,660
Aa3	A+	Bank One Corp., 7.875%, 8/1/10	20,000	21,180
Aa3	AA-	Wachovia Corp., 3.625%, 2/17/09	15,000	14,832
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	15,000	14,819

		CHEMICALS: 1.9%
A2	A	DuPont, 4.75%, 11/15/12	15,000	15,108

		COMPUTERS & PERIPHERALS: 5.1%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	20,507
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	20,297

		CONSUMER DISCRETIONARY: 13.0%
Baa2	BBB+	Comcast Cable, 5.9%, 3/15/16	10,000	9,786
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	20,703
A1	A+	Lowe’s Companies, Inc., 8.25%, 6/1/10	20,000	21,435
A2	A+	Target Corp., 5.875%, 7/15/16	20,000	20,346
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10	20,000	20,530
Baa2	BBB-	YUM! Brands Inc., 7.7%, 7/1/12	10,000	10,744

		CONSUMER STAPLES: 15.3%
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	20,243
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	15,000	15,148
A3	A	Coca Cola Enterprises, 4.375%, 9/15/09	15,000	15,193
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	10,000	10,527
A2	A+	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,402
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,030
AA3	AA-	Proctor & Gamble Co., 4.95%, 8.15/14	20,000	20,682
A1	A+	Sysco Corp., 5.25%, 2/12/18	20,000	20,087

		ENERGY: 4.0%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	21,167
Baa3	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,389

The Notes to Financial Statements are an integral part of these statements.

6 Semi-annual Report • June 30, 2008

COINS Porttfolio of Investments (continued)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P

		FINANCIALS: 19.2%
A1	A+	American Express, 4.875%, 7/15/13	$20,000	19,280
Baa1	A-	CIT Group Inc., 4.125%, 11/3/09	15,000	13,219
A1	A+	Citigroup Inc., 5.5%, 2/15/17	20,000	18,270
Aaa	AAA	General Electric Capital Corp., 5.4%, 2/15/17	20,000	19,446
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	20,000	20,398
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	15,000	15,352
A1	A+	International Lease Finance, 4.875%, 9/1/10	20,000	19,311
A1	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	15,000	13,923
Aa3	A+	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	14,561

		HEALTH CARE: 6.9%
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	15,000	15,457
Aa3	AA	Eli Lilly & Co., 6%, 3/15/12	15,000	15,905
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	15,000	14,191
Baa1	A-	Wellpoint Inc., 5%, 1/15/11	10,000	9,889

		INDUSTRIAL: 2.5%
Aa2	AA-	United Parcel, 5.5%, 1/15/18	20,000	20,288

		INSURANCE: 5.1%
A1	A+	Allstate Corp., 7.2%, 12/1/09	20,000	20,824
Aaa	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	19,727

		LEISURE & TOURISM: 2.6%
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	20,907

		TECHNOLOGY: 6.3%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	20,000	20,209
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12	10,000	9,916
A2	A	Oracle Corp., 5.75%, 4/15/18	20,000	20,020

		TELECOMMUNICATIONS: 3.2%
A2	A	Bellsouth Corp., 6%, 10/15/11	15,000	15,461
Baa1	A	Verizon New England, 6.5%, 9/15/11	10,000	10,285

		UTILITIES: 3.1%
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	10,163
A1	A+	National Rural Utilities, 4.75%, 3/1/14	15,000	14,527

		TOTAL CORPORATE DEBT SECURITIES (Cost $770,847)		$775,344

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

COINS Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P

		REPURCHASE AGREEMENT: 1.0% of net assets
		With Morgan Stanley and Company issued 6/30/08 at 1.5%, due 7/1/08, collateralized by $8,203 in United States Treasury Notes due 2/15/21. Proceeds at maturity are $8,000 (Cost $8,000).		$8,000

		TOTAL INVESTMENTS: 98.0% of net assets (Cost $778,847)		$783,344

		CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of net assets		16,052

		NET ASSETS: 100%		$799,396

Notes to the Portfolio of Investments:

* – Unaudited; Moody’s – Moody’s Investor Services, Inc.; S&P – Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

8 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust  June 30, 2008

Statements of Assets and Liabilities (unaudited)

	Institutional Bond Fund	COINS Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$1,070,508	$775,344
Repurchase agreements	97,000	8,000
Total investments*	1,167,508	783,344
Cash	483	836
Receivables
Investment securities sold	--	42,273
Interest	14,918	12,586
Total assets	1,182,909	839,039

LIABILITIES
Investment securities purchased	--	39,643
Independent trustee fees	250	--
Auditor fees	2,227	--
Total liabilities	2,477	39,643

NET ASSETS	$1,180,432	$799,396

Net assets consists of:
Paid in capital	1,158,478	$794,321
Accumulated net realized gains	14,483	578
Net unrealized appreciation on investments	7,471	4,497
Net Assets	$1,180,432	$799,396

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 7)	115,025	78,658

NET ASSETS VALUE PER SHARE	$10.26	$10.16

*INVESTMENT SECURITIES, AT COST	$1,160,037	$778,847

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust

Statements of Operations (unaudited)

For the six-months ended June 30, 2008

	Institutional Bond Fund	COINS Fund
INVESTMENT INCOME (Note 1)
Interest income	$105,020	$20,054

EXPENSES (Notes 3 and 5)
Investment advisory fees	7,259	--
Other expenses:
Service agreement fees	1,936	--
Independent trustee fees	500	--
Auditor fees	2,227	--
Total other expenses	4,663	--
Total expenses	11,922	--

NET INVESTMENT INCOME	93,098	20,054

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	91,210	578
Change in net unrealized depreciation of investments	(158,053)	(10,358)

NET LOSS ON INVESTMENTS	(66,843)	(9,780)

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,255	$10,274

The Notes to Financial Statements are an integral part of these statements.

10 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Institutional Bond Fund		COINS Fund
	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,	(unaudited) Six-Months Ended June 30,	Period* Ended Dec. 31,
	2008	2007	2008	2007
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$93,098	$271,319	$20,054	$15,978
Net realized gain (loss) on investments	91,210	(257)	578	108
Net unrealized appreciation (depreciation) on investments	(158,053)	207,859	(10,358)	14,855
Total increase in net assets resulting from operations	26,255	478,921	10,274	30,941

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(93,098)	(271,319)	(20,054)	(15,978)
From net capital gains	--	--	--	(108)
Total distributions	(93,098)	(271,319)	(20,054)	(16,086)

CAPITAL SHARE TRANSACTIONS (Note 7)	(5,165,254)	(305,828)	172,537	621,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,232,097)	(98,226)	162,757	636,639

NET ASSETS
Beginning of period	$6,412,529	$6,510,755	$636,639	$--
End of period	$1,180,432	$6,412,529	$799,396	$636,639

* For the period July 1, 2007 (commencement of operations) through December 31, 2007

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 11

Madison Mosaic Income Trust

Financial Highlights

Selected data for a share outstanding throughout each period indicated

INSTITUTIONAL BOND FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.41	$10.08	$10.11	$10.34	$10.50
Investment operations:
Net investment income	0.34	0.44	0.41	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.15)	0.33	(0.03)	(0.23)	(0.16)
Total from investment operations	0.19	0.77	0.38	0.13	0.19
Less distributions:
From net investment income	(0.34)	(0.44)	(0.41)	(0.36)	(0.35)
From net capital gains	--	--	--	--	--
Total distributions	(0.34)	(0.44)	(0.41)	(0.36)	(0.35)
Net asset value, end of period	$10.26	$10.41	$10.08	$10.11	$10.34
Total return (%)	1.77	7.77	3.93	1.24	1.84
Ratios and supplemental data
Net assets, end of period (in thousands)	$1,180	$6,413	$6,511	$7,672	$7,508
Ratio of expenses to average net assets (%)	0.49-1	0.47	0.46	0.45	0.45
Ratio of net investment income to average net assets (%)	3.86-1	4.21	3.97	3.48	3.35
Portfolio turnover (%)	42	42	34	39	24

COINS FUND*

	(unaudited) Six-Months Ended June 30,	Period* Ended Dec. 31,
	2008	2007
Net asset value, beginning of period	$10.26	$10.00
Investment operations:
Net investment income	0.26	0.27
Net realized and unrealized gain (loss) on investments	(0.10)	0.26
Total from investment operations	0.16	0.53
Less distributions:
From net investment income	(0.26)	(0.27)
From net capital gains	--	-2
Total distributions	(0.26)	(0.27)
Net asset value, end of period	$10.16	$10.26
Total return (%)	1.53	5.37
Ratios and supplemental data
Net assets, end of period (in thousands)	$799	$637
Ratio of expenses to average net assets (%)	--	--
Ratio of net investment income to average net assets (%)	5.09-1	5.29
Portfolio turnover (%)	6	3

*For the period July 1, 2007 (commencement of operations) through December 31, 2007
1 - Annualized
2 - Greater than zero but less than a penny

The Notes to Financial Statements are an integral part of these statements.

12 Semi-annual Report • June 30, 2008

Madison Mosaic Income Trust  June 30, 2008

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers four portfolios, each of which is a diversified mutual fund. This report contains information about two of these portfolios, the Madison Mosaic Institutional Bond Fund and the Madison Mosaic Corporate Income Shares (COINS) Fund (the “Funds”). Their objectives and strategies are detailed in their prospectus. The remaining Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Valuation Measurements: Various inputs are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2008 (unaudited):

	Investments in Securities
Valuation Inputs	Institutional Bond Fund	COINS Fund
Level 1: Quoted prices	$--	$--
Level 2: Other significant observable inputs	$1,167,508	$783,344
Level 3: Significant unobservable inputs	--	--
Total	$1,167,508	$783,344

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly for the Institutional Bond Fund and monthly for the Corporate Income Shares Fund. Capital gain distributions, if any, are declared and paid annually at year-end for both funds.

The tax character of distributions paid during 2007 and 2006 were as follows:

	2007	2006
Institutional Bond Fund:
Distributions paid from:
Ordinary income	$271,319	$277,825
COINS Fund:
Distributions paid from:
Ordinary income	$15,978	N/A
Short-term capital gains	$108	N/A

Madison Mosaic Income Trust 13

Notes to Financial Statements (continued)

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows (unaudited):

Institutional Bond Fund:
Accumulated net realized gains	$14,483
Net unrealized appreciation on investments	7,471
$21,954
COINS Fund:
Accumulated net realized gains	$578
Net unrealized appreciation on investments	4,497
$5,075

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the six-months ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

As of December 31, 2007, the Institutional Bond Fund had the following unused capital loss carryover available for federal income tax purposes:

Expiration Date	Institutional Bond Fund
December 31, 2010	$3,426
December 31, 2014	73,044
December 31, 2015	257

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Funds purchase securities under agreements to resell, the securities are held for safekeeping by the Fund’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Fund’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having Advisory and Services Agreements with the same Advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2008, the Institutional Bond Fund had a 1.0% interest and the COINS Fund had a 0.1% interest in the consolidated repurchase agreement of $10,063,000 collateralized by $10,317,966 in United States Treasury Notes. Proceeds at maturity were $10,063,419.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Funds, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively “the Advisor”), earns an advisory fee equal to 0.30% per annum of the average net assets of the Institutional Bond Fund. This fee is accrued daily and is paid monthly.

The COINS Fund pays no advisory fees. Instead the Advisor is compensated for managing the fund through payments it receives from fees paid

14 Semi-annual Report • June 30, 2008

Notes to Financial Statements (continued)

on accounts in wrap programs whose clients are permitted to invest in COINS.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2008 were as follows (unaudited):

	Purchases	Sales
Institutional Fund:
U.S. Gov’t securities	$491,820	$3,374,209
Other	716,860	3,103,796
COINS Fund:
U.S. Gov’t securities	$--	$--
Other	208,963	41,341

Included in proceeds of sales for the Institutional Bond Fund is $4,969,177 representing the value of securities distributed as in-kind payment of redemptions.

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Funds to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.08% for the Institutional Bond Fund.

The Institutional Bond Fund also pays the expenses of its Independent Trustees and auditors directly. For the six-months ended June 30, 2008, the amounts accrued for these fees were $500 and $2,227, respectively.

The COINS Fund pays no expenses. Instead, the Advisor is compensated for administering the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2008 (unaudited):

	Institutional Bond Fund	COINS Fund
Aggregate Cost	$1,160,037	$778,847
Gross unrealized appreciation	17,311	10,053
Gross unrealized depreciation	(9,840)	(5, 556)
Net unrealized appreciation	$7,471	$4,497

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
Institutional Bond Fund	2008	2007
In Dollars
Shares sold	$1,328,435	$42,187
Shares issued in reinvestment of dividends	93,098	271,320
Total shares issued	1,421,533	313,507
Shares redeemed	(6,691,236)	(619,335)
Net decrease	$(5,269,703)	$(305,828)

In Shares
Shares sold	124,597	4,081
Shares issued in reinvestment of dividends	8,850	26,619
Total shares issued	133,447	30,700
Shares redeemed	(634,296)	(60,439)
Net decrease	(500,849)	(29,739)
	(unaudited) Six-Months Ended June 30,	Period* Ended Dec. 31,
COINS Fund	2008	2007
In Dollars
Shares sold	$152,483	$605,698
Shares issued in reinvestment of dividends	20,054	16,086
Total shares issued	172,537	621,784
Shares redeemed	--	--
Net increase	$172,537	$621,784

Madison Mosaic Income Trust 15

Notes to Financial Statements (continued)

	(unaudited) Six-Months Ended June 30,	Period* Ended Dec. 31,
COINS Fund continued	2008	2007
In Shares
Shares sold	14,640	60,493
Shares issued in reinvestment of dividends	1,943	1,582
Total shares issued	16,583	62,075
Shares redeemed	--	--
Net increase	16,583	62,075

* For the period July 1, 2007 (commencement of operations) through December 31, 2007

8. Line of Credit. The Institutional Bond Fund has a $1.75 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2008, the Fund did not borrow on its line of credit.

Fund Expenses (unaudited)

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. See footnotes 3 and 5 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on January 1, 2008 and held for the six-months ended June 30, 2008.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Institutional Bond Fund	$1,000.00	$1,017.65	0.49%	$2.51
COINS Fund	$1,000.00	$1,015.33	0%	$0

1For the six-months ended June 30, 2008.
2Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

16 Semi-annual Report • June 30, 2008

Notes to Financial Statements (concluded)

Hypothetical Example for Comparison Purposes

The table on the next page titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in your Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Institutional Bond Fund	$1,000.00	$1,025.12	0.49%	$2.49
COINS Fund	$1,000.00	$1,025.12	0%	$0

1For the six-months ended June 30, 2008.
2Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the period ended June 30, 2008 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Income Trust 17

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Foresight Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 15, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 15, 2008